CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Issuance of ordinary shares upon the completion of IPO	Issuance of ordinary shares to Warburg Pincus	Series A1 convertible redeemable preferred shares	Series A2 convertible redeemable preferred shares	Total Xueda shareholders' equity	Total Xueda shareholders' equity Issuance of ordinary shares upon the completion of IPO	Total Xueda shareholders' equity Issuance of ordinary shares to Warburg Pincus	Total Xueda shareholders' equity Series A1 convertible redeemable preferred shares	Total Xueda shareholders' equity Series A2 convertible redeemable preferred shares	Ordinary	Ordinary Issuance of ordinary shares upon the completion of IPO	Ordinary Issuance of ordinary shares to Warburg Pincus	Treasury stock	Additional paid-in capital	Additional paid-in capital Issuance of ordinary shares upon the completion of IPO	Additional paid-in capital Issuance of ordinary shares to Warburg Pincus	Subscription receivable	Subscription receivable Issuance of ordinary shares upon the completion of IPO	Statutory reserve	Accumulated deficits	Accumulated deficits Series A1 convertible redeemable preferred shares	Accumulated deficits Series A2 convertible redeemable preferred shares	Accumulated other comprehensive loss	Noncontroling interest
Balance at Dec. 31, 2009	$ (21,116)					$ (21,116)					$ 7				$ 1,246					$ 144	$ (21,690)			$ (823)
Balance (in shares) at Dec. 31, 2009											69,962,800
Increase (Decrease) in Shareholders' Equity
Deemed dividend on convertible redeemable preferred shares-accretion of redemption premium				(382)	(138)				(382)	(138)												(382)	(138)
Provision for statutory reserve																				379	(379)
Share-based compensation	1,904					1,904									1,904
Conversion of Series A1 and A2 preferred shares upon the completion of the initial public offering ("IPO")	4,660					4,660					3				4,657
Conversion of Series A1 and A2 preferred shares upon the completion of the initial public offering ("IPO") (in shares)											30,352,840
Issuance of ordinary shares upon completion of IPO and Warburg Pincus (net of issuance cost of $3,464 and $nil, respectively)		132,834	32,824				132,834	32,824				3	1			132,986	32,823		(155)
Issuance of ordinary shares upon completion of IPO and Warburg Pincus (in shares)												30,889,000	7,124,000
Foreign currency translation adjustments	(187)					(187)																		(187)
Net income	10,293					10,293															10,293
Balance at Dec. 31, 2010	160,692					160,692					14				173,616			(155)		523	(12,296)			(1,010)
Balance (in shares) at Dec. 31, 2010											138,328,640
Increase (Decrease) in Shareholders' Equity
Repurchase of ordinary shares	(8,846)					(8,846)								(8,846)
Repurchase of ordinary shares (in shares)											(5,210,168)
Provision for statutory reserve																				1,021	(1,021)
Share-based compensation	4,109					4,109									4,109
Nonvested shares vested (in shares)											51,250
Option exercised	333					333									333
Option exercised (in shares)											336,114
Payment of subscription receivable	155					155												155
Foreign currency translation adjustments	118					118																		118
Net income	4,790					4,790															4,790
Balance at Dec. 31, 2011	161,351					161,351					14			(8,846)	178,058					1,544	(8,527)			(892)
Balance (in shares) at Dec. 31, 2011	133,505,836										133,505,836
Increase (Decrease) in Shareholders' Equity
Repurchase of ordinary shares	(7,278)					(7,278)								(7,278)
Repurchase of ordinary shares (in shares)											(4,155,864)
Provision for statutory reserve																				484	(484)
Share-based compensation	3,166					3,166									3,166
Nonvested shares vested (in shares)											348,062
Option exercised	673					673									673
Option exercised (in shares)											679,402
Foreign currency translation adjustments	250					242																		242	8
Dividends distribution	(32,594)					(32,594)									(32,594)
Acquisition of Weland International	1,571																								1,571
Net unrealized gain on available-for-sale securities, net of tax effects of nil for the year	339					339																		339
Net income	1,749					1,965															1,965				(216)
Balance at Dec. 31, 2012	$ 129,227					$ 127,864					$ 14			$ (16,124)	$ 149,303					$ 2,028	$ (7,046)			$ (311)	$ 1,363
Balance (in shares) at Dec. 31, 2012	130,377,436										130,377,436